EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Deferred compensation plans
Accrued benefit amounts for deferred compensation plans	$ 23.2	$ 21.6
Multiemployer pension plans [Abstract]
Contributions to multiemployer pension plans	48.2	40.7	50.8
Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in other long-term liabilities	300.9	276.0
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	45.6	80.9	5.3
Amortization or curtailment recognition of prior service credit	(7.4)	(4.1)	(0.4)
Domestic Defined Contribution Plan [Member]
Change in plan assets:
Employer contributions	91.0	48.1	83.0
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions	91.0	48.1	83.0
Foreign Defined Contribution Plan [Member]
Change in plan assets:
Employer contributions	35.9	20.2	13.1
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions	35.9	20.2	13.1
Pension Plans, Defined Benefit [Member]
Change in plan assets:
Fair value of plan assets at end of year	645.0	570.7
Estimated future employer contributions in next fiscal year (Textuals) [Abstract]
Estimated future employer contributions in next fiscal year		30.6
Pension and other post-retirement benefit plans amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year (Textuals) [Abstract]
Estimated portions of the net loss in accumulated other comprehensive income that will be recognized as components of net periodic benefit cost		15.5
Estimated portions of the prior service credit in accumulated other comprehensive income that will be recognized as components of net periodic benefit cost		0.4
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	645.0	570.7
Pension Plans, Defined Benefit [Member] | Cash and cash equivalents [Member]
Change in plan assets:
Fair value of plan assets at end of year	21.0	5.7
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	21.0	5.7
Pension Plans, Defined Benefit [Member] | US equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	74.4	78.8
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	74.4	78.8
Pension Plans, Defined Benefit [Member] | International equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	166.8	162.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	166.8	162.6
Pension Plans, Defined Benefit [Member] | Fixed income securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	264.9	223.3
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	264.9	223.3
Pension Plans, Defined Benefit [Member] | International property fund [Member]
Change in plan assets:
Fair value of plan assets at end of year	117.9	100.3
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	117.9	100.3
Pension Plans, Defined Benefit [Member] | Quoted Prices in Active Markets (Level 1)
Change in plan assets:
Fair value of plan assets at end of year	8.0	2.3
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	8.0	2.3
Pension Plans, Defined Benefit [Member] | Quoted Prices in Active Markets (Level 1) | Cash and cash equivalents [Member]
Change in plan assets:
Fair value of plan assets at end of year	8.0	2.3
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	8.0	2.3
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2)
Change in plan assets:
Fair value of plan assets at end of year	637.0	568.4
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	637.0	568.4
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | Cash and cash equivalents [Member]
Change in plan assets:
Fair value of plan assets at end of year	13.0	3.4
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	13.0	3.4
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | US equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	74.4	78.8
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	74.4	78.8
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | International equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	166.8	162.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	166.8	162.6
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | Fixed income securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	264.9	223.3
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	264.9	223.3
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) | International property fund [Member]
Change in plan assets:
Fair value of plan assets at end of year	117.9	100.3
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	117.9	100.3
Domestic Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	383.3	350.2
Service cost	7.5	6.8	6.1
Interest cost	18.9	19.0	18.5
Plan amendment		(1.1)
Benefits paid and expenses	(16.6)	(16.0)
Actuarial (gain) loss	50.3	24.4
Benefit obligation at end of year	443.4	383.3	350.2
Change in plan assets:
Fair value of plan assets at beginning of year	236.4	205.4
Actual gain (loss) on plan assets	31.4	13.6
Employer contributions	18.4	28.5
Employer direct benefit payments	4.6	4.9
Benefits paid and expenses	(16.6)	(16.0)
Fair value of plan assets at end of year	274.2	236.4	205.4
Underfunded status reconciliation:
Underfunded status	169.2	146.9
Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in current liabilities	5.1	4.9
Accrued benefit liability included in other long-term liabilities	164.1	142.0
Net amount recognized	169.2	146.9
Amounts recognized in accumulated other comprehensive income consist of:
Prior service income	0.6	3.6
Net gain (loss)	(140.5)	(113.6)
Net amount recognized	(139.9)	(110.0)
Additional information:
Accumulated benefit obligation	437.6	376.3
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.02%	5.05%
Rate of compensation increase	4.50%	4.50%
Net periodic pension costs:
Service cost	7.5	6.8	6.1
Interest cost	18.9	19.0	18.5
Expected return on plan assets	(17.7)	(16.4)	(15.9)
Amortization of prior service costs	(3.0)	(3.2)	(3.2)
Recognized actuarial loss	9.8	7.4	3.7
Total net periodic pension costs	15.5	13.6	9.2
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost		(1.1)
Net loss (gain)	36.7	27.3	22.5
Amortization or curtailment recognition of prior service credit	3.0	3.2	3.2
Amortization or settlement recognition of net loss	(9.8)	(7.4)	(3.7)
Total recognized in other comprehensive loss (income)	29.9	22.0	22.0
Total recognized in net periodic costs and other comprehensive loss (income) [Abstract]]
Total	45.4	35.6	31.2
Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	5.05%	5.55%	6.05%
Rate of compensation increase	4.50%	4.50%	4.50%
Expected long-term rate of return on plan assets	7.34%	7.44%	7.89%
Measurement dates	2011-12-30	2010-12-31	2010-01-01	[1]
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions	18.4	28.5
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	100.00%
Estimated future benefit payments to be paid out in the next ten years [Abstract]
Year one	20.1
Year two	37.0
Year three	21.8
Year four	22.4
Year five	23.1
Next five fiscal years thereafter	123.5
Total	247.9
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	274.2	236.4	205.4
Domestic Pension Plans [Member] | Equity securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	50.00%
Domestic Pension Plans [Member] | Debt securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	50.00%
Foreign Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	447.9	418.6
Service cost	0.6	0.6	0.3	[1]
Interest cost	22.6	24.4	7.7	[1]
Employee contributions	0.4	0.5
Benefits paid and expenses	(14.9)	(15.5)
Exchange rate changes	20.8	(3.9)
Actuarial (gain) loss	8.5	23.2
Benefit obligation at end of year	485.9	447.9	418.6
Change in plan assets:
Fair value of plan assets at beginning of year	334.3	345.8
Actual gain (loss) on plan assets	25.6	(2.5)
Employer contributions	9.7	7.7
Employee contributions	0.4	0.5
Exchange rate changes	15.7	(1.7)
Benefits paid and expenses	(14.9)	(15.5)
Fair value of plan assets at end of year	370.8	334.3	345.8
Underfunded status reconciliation:
Underfunded status	115.1	113.6
Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in other long-term liabilities	115.1	113.6
Net amount recognized	115.1	113.6
Amounts recognized in accumulated other comprehensive income consist of:
Net gain (loss)	(41.6)	(34.8)
Net amount recognized	(41.6)	(34.8)
Additional information:
Accumulated benefit obligation	470.7	435.1
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.80%	5.00%
Rate of compensation increase	2.80%	3.00%
Net periodic pension costs:
Service cost	0.6	0.6	0.3	[1]
Interest cost	22.6	24.4	7.7	[1]
Expected return on plan assets	(22.2)	(22.9)	(7.2)	[1]
Recognized actuarial loss			0.1	[1]
Total net periodic pension costs	1.0	2.1	0.9	[1]
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	5.1	48.6	(17.4)	[1]
Effect of exchange rate changes in amounts included in accumulated other comprehensive income	1.7	(1.9)	0.1	[1]
Amortization or settlement recognition of net loss			(0.1)	[1]
Total recognized in other comprehensive loss (income)	6.8	46.7	(17.4)	[1]
Total recognized in net periodic costs and other comprehensive loss (income) [Abstract]]
Total	7.8	48.8	(16.5)	[1]
Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	5.00%	5.70%	5.45%	[1]
Rate of compensation increase	3.00%	3.45%	3.45%	[1]
Expected long-term rate of return on plan assets	7.00%	6.96%	6.67%	[1]
Measurement dates	2011-12-30	2010-12-31	2010-01-01
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions	9.7	7.7
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	100.00%
Estimated future benefit payments to be paid out in the next ten years [Abstract]
Year one	15.1
Year two	15.4
Year three	15.9
Year four	16.3
Year five	16.7
Next five fiscal years thereafter	90.4
Total	169.8
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	370.8	334.3	345.8
Foreign Pension Plans [Member] | Equity securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	28.00%
Foreign Pension Plans [Member] | Debt securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	35.00%
Foreign Pension Plans [Member] | Real estate [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	6.00%
Foreign Pension Plans [Member] | Hedge funds [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	26.00%
Foreign Pension Plans [Member] | Other [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	5.00%
Post-retirement Benefit Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	41.9	40.1
Service cost	0.2	0.1	0.1
Interest cost	1.9	2.0	2.2
Employee contributions	2.0	2.3
Benefits paid and expenses	(5.8)	(7.0)
Actuarial (gain) loss	3.4	4.4
Benefit obligation at end of year	43.6	41.9	40.1
Change in plan assets:
Fair value of plan assets at beginning of year	3.2	3.6
Actual gain (loss) on plan assets	(0.2)	(0.4)
Employer contributions		0.5
Employer direct benefit payments	3.9	4.2
Employee contributions	2.0	2.3
Benefits paid and expenses	(5.8)	(7.0)
Fair value of plan assets at end of year	3.1	3.2	3.6
Underfunded status reconciliation:
Underfunded status	40.5	38.7
Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in current liabilities	3.3	3.2
Accrued benefit liability included in other long-term liabilities	37.2	35.5
Net amount recognized	40.5	38.7
Amounts recognized in accumulated other comprehensive income consist of:
Net gain (loss)	(7.3)	(4.1)
Net amount recognized	(7.3)	(4.1)
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	3.48%	4.69%
Net periodic pension costs:
Service cost	0.2	0.1	0.1
Interest cost	1.9	2.0	2.2
Expected return on plan assets	(0.2)	(0.2)	(0.2)
Recognized actuarial loss	0.6	(0.1)	(0.2)
Total net periodic pension costs	2.5	1.8	1.9
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	3.8	5.0	0.2
Amortization or settlement recognition of net loss	(0.6)	0.1	0.2
Total recognized in other comprehensive loss (income)	3.2	5.1	0.4
Total recognized in net periodic costs and other comprehensive loss (income) [Abstract]]
Total	5.7	6.9	2.3
Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	4.69%	5.23%	5.72%
Expected long-term rate of return on plan assets	7.50%	7.50%	8.00%
Measurement dates	2011-12-30	2010-12-31	2010-01-01
Other defined benefit plans disclosures (Textuals) [Abstract]
Cash contributions		0.5
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	100.00%
Estimated future employer contributions in next fiscal year (Textuals) [Abstract]
Estimated future employer contributions in next fiscal year		3.6
Pension and other post-retirement benefit plans amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year (Textuals) [Abstract]
Estimated portions of the net loss in accumulated other comprehensive income that will be recognized as components of net periodic benefit cost		0.5
Estimated portions of the prior service credit in accumulated other comprehensive income that will be recognized as components of net periodic benefit cost		0
Estimated future benefit payments to be paid out in the next ten years [Abstract]
Year one	3.6
Year two	3.6
Year three	3.7
Year four	3.6
Year five	3.6
Next five fiscal years thereafter	15.8
Total	33.9
Assumed blended health care cost trend rates at year-end:
Health care cost trend rate assumed for next year	7.94%	7.97%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.94%	4.94%
Year that the rate reaches the ultimate trend rate	2024	2024
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Increase on total of service and interest cost components	0.1
Decrease on total of service and interest cost components	0.1
Increase on post-retirement benefit obligation	1.9
Decrease on post-retirement benefit obligation	1.7
Medicare Part D subsidy receipts
Medicare Part D subsidy receipts		0.4
Estimated Medicare subsidy receipts in the next ten years
Year one	0.4
Year two	0.4
Year three	0.4
Year four	0.3
Year five	0.3
Next five fiscal years thereafter	1.1
Total	2.9
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	3.1	3.2	3.6
Post-retirement Benefit Plans [Member] | Equity securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	50.00%
Post-retirement Benefit Plans [Member] | US equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	0.8	1.0
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	0.8	1.0
Post-retirement Benefit Plans [Member] | International equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	0.7	0.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	0.7	0.6
Post-retirement Benefit Plans [Member] | International property fund [Member]
Change in plan assets:
Fair value of plan assets at end of year	1.6	1.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	1.6	1.6
Post-retirement Benefit Plans [Member] | Debt securities [Member]
Weighted-average target asset allocation for the defined benefit and post-retirement benefit plans
Weighted-average target asset allocation percentage	50.00%
Post-retirement Benefit Plans [Member] | Significant Other Observable Inputs (Level 2)
Change in plan assets:
Fair value of plan assets at end of year	3.1	3.2
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	3.1	3.2
Post-retirement Benefit Plans [Member] | Significant Other Observable Inputs (Level 2) | US equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	0.8	1.0
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	0.8	1.0
Post-retirement Benefit Plans [Member] | Significant Other Observable Inputs (Level 2) | International equity securities [Member]
Change in plan assets:
Fair value of plan assets at end of year	0.7	0.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	0.7	0.6
Post-retirement Benefit Plans [Member] | Significant Other Observable Inputs (Level 2) | International property fund [Member]
Change in plan assets:
Fair value of plan assets at end of year	1.6	1.6
Fair values of defined benefit plans and post-retirement benefit plan assets [Abstract]
Fair value of plan assets	$ 1.6	$ 1.6

[1]	Measurement date for the two Scott Wilson plans was September 10, 2010, the acquisition date. Net periodic pension costs and the amounts recognized in other comprehensive income (loss) for the Scott Wilson plans were partially included in the year ended December 31, 2010, as we completed the acquisition in September 2010.